Related Party Transactions (Details) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Related Party Transactions (Textual)
Aggregate amount received by related parties	$ 441,516
Rental income	36,000	$ 36,000
Imputed interest expense	$ 27,991	$ 0